Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Interest Income [Abstract]
Interest income on loans	€ 6,999	€ 8,333
Interest income on financial assets at fair value through OCI	189	283
Interest income on debt securities at amortised cost	223	263
Interest income on non-trading derivatives (hedge accounting)	1,131	1,769
Negative interest on liabilities	770	288
Total interest income using effective interest rate method	9,313	10,935
Interest income on financial assets at fair value through profit or loss	220	450
Interest income on non-trading derivatives (no hedge accounting)	1,140	556
Interest income other	8	21
Total other interest income	1,368	1,026
Total interest income	10,680	11,962
Interest expense on deposits from banks	71	113
Interest expense on customer deposits	479	823
Interest expense on debt securities in issue	621	1,005
Interest expense on subordinated loans	271	323
Negative interest on assets	276	117
Interest expense on non-trading derivatives (hedge accounting)	817	1,779
Total interest expense using effective interest rate method	2,534	4,160
Interest expense on financial liabilities at fair value through profit or loss	158	348
Interest expense on non-trading derivatives (no hedge accounting)	934	540
Interest expense on lease liabilities	7	11
Interest expense other	26	25
Total other interest expense	1,125	925
Total interest expense	3,659	5,085
Net interest income	€ 7,021	€ 6,877